SCHEDULE OF LEASE LIABILITY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right To Use Assets And Lease Liability
Total lease liability	$ 368	$ 452	$ 765
Less: short term portion	(308)	(349)	(313)
Long term portion	$ 60	$ 103	$ 452